Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets:
Total assets, measured at fair value	$ 53,366	$ 97,912
Liabilities:
Total liabilities, measured at fair value	4,766,796	97,912
Demand Notes - Related Party [Member]
Liabilities:
Total liabilities, measured at fair value	51,796	97,912
Warrant Liability [Member]
Liabilities:
Total liabilities, measured at fair value	4,715,000
Level 1 [Member]
Assets:
Total assets, measured at fair value	53,366	97,912
Liabilities:
Total liabilities, measured at fair value	4,766,796	97,912
Level 1 [Member] | Demand Notes - Related Party [Member]
Liabilities:
Total liabilities, measured at fair value	51,796	97,912
Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Total liabilities, measured at fair value	4,715,000
Level 2 [Member]
Assets:
Total assets, measured at fair value
Liabilities:
Total liabilities, measured at fair value
Level 2 [Member] | Demand Notes - Related Party [Member]
Liabilities:
Total liabilities, measured at fair value
Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Total liabilities, measured at fair value
Level 3 [Member]
Assets:
Total assets, measured at fair value
Liabilities:
Total liabilities, measured at fair value
Level 3 [Member] | Demand Notes - Related Party [Member]
Liabilities:
Total liabilities, measured at fair value
Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Total liabilities, measured at fair value
Digital Assets - Restricted [Member]
Assets:
Total assets, measured at fair value	53,366	97,912
Digital Assets - Restricted [Member] | Level 1 [Member]
Assets:
Total assets, measured at fair value	53,366	97,912
Digital Assets - Restricted [Member] | Level 2 [Member]
Assets:
Total assets, measured at fair value
Digital Assets - Restricted [Member] | Level 3 [Member]
Assets:
Total assets, measured at fair value